Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of the summary of the change in accumulated other comprehensive income balances, net of tax
The following is changes in Accumulated Other Comprehensive Income (loss) by component, net of tax, for the year ended December 31, 2014, 2013 and 2012:

	Net unrealized gains (losses) on available-for-sale securities	Net unrealized gains (losses) on transfer of securities to held-to maturity	Unrecognized postretirement benefit obligation	Accumulated other comprehensive income (loss)

Balance at January 1, 2014	$(1,007,143)	$(2,579,368)	$(1,556,116)	$(5,142,627)
Other comprehensive income (loss), during the period, net of adjustments	2,972,336	251,570	(412,942)	2,810,964
Amounts reclassified from AOCI	(1,488,041)	—	1,216,827	(271,214)
Other comprehensive income	1,484,295	251,570	803,885	2,539,750
Balance at December 31, 2014	$477,152	$(2,327,798)	$(752,231)	$(2,602,877)

	Net unrealized gains (losses) on available-for-sale securities	Net unrealized gains (losses) on transfer of securities to held-to maturity	Unrecognized postretirement benefit obligation	Accumulated other comprehensive income (loss)

Balance at January 1, 2013	$2,945,646	$—	$(2,035,052)	$910,594
Reclassification of securities from available-to sale to held-to-maturity	2,607,713	(2,607,713)	—	—
Other comprehensive (loss) income, during the period, net of adjustments	(6,269,954)	28,345	286,559	(5,955,050)
Amounts reclassified from AOCI	(290,548)	—	192,377	(98,171)
Other comprehensive (loss) income	(6,560,502)	28,345	478,936	(6,053,221)
Balance at December 31, 2013	$(1,007,143)	$(2,579,368)	$(1,556,116)	$(5,142,627)

	Net unrealized gains (losses) on available-for-sale securities	Unrecognized postretirement benefit obligation	Accumulated other comprehensive income (loss)

Balance at January 1, 2012	$113,249	$(2,235,487)	$(2,122,238)
Other comprehensive income, during the period, net of adjustments	3,310,166	68,557	3,378,723
Amounts reclassified from AOCI	(477,769)	131,878	(345,891)
Other comprehensive income	2,832,397	200,435	3,032,832
Balance at December 31, 2012	$2,945,646	$(2,035,052)	$910,594

Schedule of the detail of comprehensive income (loss)
The following table represents the detail of comprehensive income (loss) for the year ended:

	2014
	Pre-tax	Tax	After-tax

Unrealized holding gains on available-for-sale securities during the period	$4,896,332	$(1,923,996)	$2,972,336
Reclassification adjustment for gains included in net income (1)	(2,451,251)	963,210	(1,488,041)
Net unrealized gains on available-for-sale securities	2,445,081	(960,786)	1,484,295

Amortization of unrealized gains on transfer of securities to held-to-maturity	559,512	(307,942)	251,570
Net unrealized gains on held-to-maturity securities	559,512	(307,942)	251,570

Net pension gain arising during period (2)	(663,361)	250,419	(412,942)
Reclassification adjustment for amortization of prior service cost and net loss included in net periodic pension cost	2,048,485	(831,658)	1,216,827
Net unrecognized postretirement benefit obligation	1,385,124	(581,239)	803,885

Other comprehensive income	$4,389,717	$(1,849,967)	$2,539,750

	2013
	Pre-tax	Tax	After-tax

Unrealized holding losses on available-for-sale securities during the period	$(10,449,924)	$4,179,970	$(6,269,954)
Reclassification adjustment for gains included in net income (1)	(484,246)	193,698	(290,548)
Net unrealized losses on available-for-sale securities	(10,934,170)	4,373,668	(6,560,502)

Amortization of unrealized gains on transfer of securities to held-to-maturity	$47,242	$(18,897)	$28,345
Net unrealized losses on available-for-sale securities	47,242	(18,897)	28,345

Net pension gain (loss) arising during period (2)	477,597	(191,038)	286,559
Reclassification adjustment for losses included in net income	320,629	(128,252)	192,377
Net unrecognized postretirement benefit obligation	798,226	(319,290)	478,936

Other comprehensive loss	$(10,088,702)	$4,035,481	$(6,053,221)

	2012
	Pre-tax	Tax	After-tax

Unrealized holding gains on available-for-sale securities during the period	$5,516,942	$(2,206,776)	$3,310,166
Reclassification adjustment for gains included in net income (1)	(796,281)	318,512	(477,769)
Net unrealized gains on available-for-sale securities	4,720,661	(1,888,264)	2,832,397

Net pension gain arising during period (2)	114,262	(45,705)	68,557
Reclassification adjustment for losses included in net income	219,797	(87,919)	131,878
Net unrecognized postretirement benefit obligation	334,059	(133,624)	200,435

Other comprehensive income	$5,054,720	$(2,021,888)	$3,032,832
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(1) Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net gains (losses) on sales of securities on the consolidated statement of income.
(2) Net gain (loss) arising during period which is comprised of net gain (loss) and amortization of prior gain (loss) is reported in compensation and benefits on the consolidated statements of income. See footnote 12 for components of net pension loss arising during period.